BARON GROWTH FUND
Baron Growth Fund
Investment Goal
The investment goal of Baron Growth Fund (the “Fund”) is capital appreciation through long-term investments primarily in securities of small-sized growth companies.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BARON GROWTH FUND		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses
Retail Shares	[1]	1.00%	0.25%	0.04%	1.29%
Institutional Shares	[1]	1.00%	none	0.04%	1.04%
R6 Shares	[2]	1.00%	none	0.04%	1.04%
[1]	Based on the fiscal year ended September 30, 2015.
[2]	Because R6 Shares are newly issued, the Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - BARON GROWTH FUND - USD ($)	1	3	5	10
Retail Shares	131	409	708	1,556
Institutional Shares	106	331	574	1,271
R6 Shares	106	331	574	1,271

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 6.95% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund invests for the long term primarily in equity securities in the form of common stock of small-sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. At the last reconstitution by Russell on June 30, 2016, the largest market cap stock in the Russell 2000 Growth Index was $4.25 billion. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.
Principal Risks of Investing in the Fund
General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Small-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small-sized companies, but there also may be more risk. Securities of small-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small-sized companies rely more on the skills of management and on their continued tenure. Investing in small-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	06/30/09: 20.76%
Worst Quarter:	12/31/08: (26.10%)

Average Annual Total Returns (for periods ended 12/31/15)
The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2015. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Average Annual Total Returns for the periods ended December 31, 2015
Average Annual Total Returns - BARON GROWTH FUND		1 year	5 years	10 years	Since Inception	Inception date
Retail Shares		(4.31%)	10.25%	7.34%	12.77%	Dec. 31, 1994
Retail Shares | Return after taxes on distributions		(6.26%)	9.06%	6.60%	12.07%	Dec. 31, 1994
Retail Shares | Return after taxes on distributions and sale of Fund shares		(0.79%)	8.23%	6.01%	11.26%	Dec. 31, 1994
Institutional Shares	[1]	(4.06%)	10.54%	7.52%	12.87%	May 29, 2009
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		(1.38%)	10.67%	7.95%	7.37%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%	9.43%
[1]	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

The Fund’s R6 Shares are newly issued and therefore have no performance as of the date of this prospectus. The performance of R6 Shares will differ from that shown above only to the extent that the classes do not have the same expenses.

The Russell 2000® Growth Index is an unmanaged index of U.S. small-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.